Taxes (Details) - Schedule of taxes payable - USD ($)	Jan. 31, 2022	Jul. 31, 2021
Schedule of taxes payable [Abstract]
Value added tax payable	$ 18,389	$ 18,104
Income tax payable	39,869	39,253
Other taxes payable	222	660
Total taxes payable	$ 58,480	$ 58,017